General information, reorganization and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Interest in Subsidiaries and Variable Interest Entities
As of December 31, 2020, the Group has direct or indirect interests in the following principal subsidiaries, VIEs and subsidiaries of VIEs:

Company name	Place and date of incorporation	Registered capital		Effective equity interest held		Principal activities
Directly held :
Genetron HK	Hong Kong, June 6, 2018	HK$	10,000	100%		Investment holding
Genetron Health, Inc.	Delaware, United State s of America August 23, 2019	US$	1	100%		Molecular diagnostic services
Indirectly held :
Genetron TJ	Tianjin, PRC March 8, 2019	RMB	500,000,000	100%		Biotechnology development and technical services
Shanghai Junran Bio-Technology Co., Ltd.	Shanghai, PRC July 1, 2019	RMB	1,000,000	100%		Biotechnology development and technical services
Genetron (Wuxi) Business Management Co., Ltd.	Wuxi, PRC December 3, 2020	US$	50,000,000	100 (Note	% )	Investment holding
VIEs:
Genetron Health	Beijing, PRC May 7, 2015	RMB	70,958,900	100%		Gene-related detection services
Genetron (Wuxi) Biotech Co., Ltd.	Wuxi, PRC October 14, 2020	RMB	20,000,000	100%		Gene-related detection services
Subsidiaries of VIEs:
Shanghai Genetron Bio-Technology Co., Ltd.	Shanghai, PRC July 8, 2015	RMB	20,000,000	100%		Investment holding
Hangzhou Genetron Bio- Technology Co., Ltd.	Hangzhou, PRC October 8, 2015	RMB	10,000,000	100%		Investment holding
Chongqing Genetron Bio- Technology Co., Ltd.	Chongqing, PRC March 1, 2016	RMB	20,000,000	100%		Investment holding and IVD products sales
Beijing Genetron Biotechnology Co., Ltd.	Beijing, PRC March 11, 2016	RMB	20,000,000	100%		Investment holding
Guangzhou Genetron Biotechnology Co., Ltd.	Guangzhou, PRC July 4, 2019	RMB	10,000,000	100%		Investment holding
Hangzhou Genetron Medical Laboratory Co., Ltd.	Hangzhou, PRC April 24, 2014	RMB	10,000,000	100%		Gene-related detection services
Beijing Genetron Medical Laboratory Co., Ltd.	Beijing, PRC November 5, 2015	RMB	8,510,000	100%		Gene-related detection services
Shanghai Genetron Medical Laboratory Co., Ltd.	Shanghai, PRC December 14, 2015	RMB	30,000,000	100%		Gene-related detection services
Chongqing Genetron Medical Laboratory Co., Ltd.	Chongqing, PRC August 11, 2016	RMB	20,000,000	100%		Gene-related detection services
Guangzhou Genetron Medical Laboratory Co., Ltd.	Guangzhou, PRC July 8, 2019	RMB	10,000,000	100%		Gene-related detection services
Genetron Health Technologies, Inc.	Delaware, United State s of America April 28, 2015	US$	10,000,000	100%		Research services

Note:
Legal ownership of 90% with the remaining 10% interests (“other investors”) redeemable upon occurrence of certain events not solely within control of the Group and thereby accounted for as financial liabilities at fair value through profit or loss
by the Group. Investing funds of US$1,670,000 from the other investors were received in January 2021.

Except for the VIEs and subsidiaries of VIEs which are controlled by the Company through Contractual Arrangements (Note 2.4.1(a)), other subsidiaries (including Genetron TJ and Genetron (Wuxi) Business Management Co., Ltd. which are collectively referred as “PRC Subsidiaries”) are controlled by the Company through direct or indirect equity ownerships.